Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013
Cash flows from operating activities:
Net loss	$ (690,899)	$ (327,600)	$ (681,194)	$ (87,589)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	310,560	0	74,053	0
Deferred tax asset	(185,177)	(38,261)
Rent contributed by shareholders as paid-in capital	4,500	4,500
Changes in operating assets and liabilities:
Accounts receivable	(808,753)	0
Other receivables	(327,150)	(118,931)	(24,235)	0
Prepayment	2,089,024	0	(7,630,372)	0
Inventory	(367,649)	0	(9,825,555)	0
Prepaid expense			0	36,463
Deferred tax asset			(113,932)	0
Due from related party	(404,376)	(2,289)
Other current asset	(2,713,042)	0	(1,146,785)
Accounts payable and accrued liabilities	2,265,143	(6,335,552)	69,893	1,500
Billings in excess of costs	2,765,916	0
Other payables and tax payables	277,548	13,035	105,623	(1,755)
Advance from customers	142,441	596,717
Capital lease interest payable to related parties	119,631	0
Amount due to related parties	(2,336,613)	0
Advance billings on contracts			12,052,437	0
Advance from shareholders			(50,165)	0
Net cash provided by (used in) operating activities	141,104	(6,208,381)	(7,170,232)	(51,381)
Cash flows from investing activities:
Purchase of property and equipment	(64,505)	(3,568,514)	(5,792,087)	0
Net cash provided by (used in) investing activities	(64,505)	(3,568,514)	(5,792,087)	0
Cash flows from financing activities:
Repayment of advances from related parties	0	1,969,738
Advances from related parties			3,046,744	27,010
Advances from director	(13,031)	14,974	421,665	8,996
Advances from shareholders			19,287	0
Capital contribution from shareholders	0	6,413,031	8,019,775	1,641,983
Net cash (used in)/provided by financing activities	(13,031)	8,397,743	11,507,471	1,677,989
Effect of exchange rate change on cash	(128,699)	122,617	371,629	13,302
Net change in cash and cash equivalents	(65,131)	(1,256,535)	(1,083,219)	1,639,910
Cash and cash equivalents - beginning of period	556,788	1,640,007	1,640,007	97
Cash and cash equivalents - end of period	$ 491,657	$ 383,472	$ 556,788	$ 1,640,007